Insurance Contracts_Insurance Risk Management(Details)	12 Months Ended
Dec. 31, 2018
Non-life insurance
Disclosure Of Nature And Extent Of Risks Arising FromInsuranceContracts LineItems[Line Items]
Purposes, policies and procedures to manage risk arising from insurance contracts	The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract's pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and out lines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and the interest rate is adjusted accordingly, conditions of sale is changed, sale of goods is interrupted and other measures are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business related risk. In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group supports so that policyholders are safe and the Group's stable profit can be achieved. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.
Life insurance
Disclosure Of Nature And Extent Of Risks Arising FromInsuranceContracts LineItems[Line Items]
Concentration of insurance risk and reinsurance policy	The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process: i. In the decision-making process of launching a new product, the Group makes a decision on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management. ii. The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.